Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2011 and 2010, amounted to $3,996 million and $2,182 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
($ in millions)	2011	2010
Short-term debt (weighted-average interest rate of 3.4% and 6.2%)	689	124
Current maturities of long-term debt (weighted-average nominal interest rate of 4.6% and 6.4%)	76	919

Total	765	1,043

        Short-term debt primarily represented short-term loans from various banks, and at December 31, 2011, included commercial paper debt.

        At December 31, 2011 and 2010, the Company had in place three commercial paper programs: a $1 billion commercial paper program for the private placement of U.S. dollar-denominated commercial paper in the United States; a $1 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies and a 5 billion Swedish krona commercial paper program for the issuance of Swedish krona- and euro-denominated commercial paper. At December 31, 2011, $435 million was outstanding under the $1 billion program in the United States. No amounts were outstanding under any of these programs at December 31, 2010.

        In addition, the Company has a $2 billion multicurrency revolving credit facility, maturing in 2015. The facility is for general corporate purposes, including as a back-stop for the above-mentioned commercial paper programs. Interest costs on drawings under the facility are LIBOR, STIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of between 0.425 percent and 0.625 percent (depending on the Company's credit rating), while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which, given the Company's credit ratings at December 31, 2011, represents commitment fees of 0.166 percent per annum. Utilization fees, payable on drawings, amount to 0.15 percent per annum on drawings over one-third but less than or equal to two-thirds of the total facility, or 0.3 percent per annum on drawings over two-thirds of the total facility. No utilization fees are payable on drawings representing less than one-third of the total facility. No amount was drawn at December 31, 2011 and 2010. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

        In February 2012, the Company entered into a $4 billion credit agreement for an initial term of 364 days to provide bridge financing for the planned acquisition of Thomas & Betts Corporation (see Note 3). The Company may, under certain circumstances, twice extend amounts outstanding under the credit agreement, each time for a period of 180 days, in an amount of up to $1.5 billion. Interest costs on drawings under this credit agreement are LIBOR plus a margin of 0.75 percent per annum, increasing to a margin of 1.0 percent per annum six months from the date of acquiring Thomas & Betts, and further increasing by 0.25 percentage points every three months thereafter. Commitment fees (payable on the unused and uncanceled portion of the credit agreement) amount to 35 percent of the margin and shall accrue beginning April 1, 2012. In addition, if on December 31, 2012, the aggregate outstanding commitments available to the Company exceed $1.5 billion, the Company will pay a fee of 0.25 percent on those commitments. The credit agreement contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the credit agreement, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2011			2010
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	1,875	3.3%	1.6%	1,919	5.7%	3.2%
Fixed rate	1,432	3.7%	3.7%	139	5.6%	5.6%

	3,307			2,058
Current portion of long-term debt	(76)	4.6%	4.6%	(919)	6.4%	4.3%

Total	3,231			1,139

        At December 31, 2011, maturities of long-term debt were as follows:

($ in millions)
Due in 2012	76
Due in 2013	968
Due in 2014	14
Due in 2015	18
Due in 2016	1,149
Thereafter	1,082

Total	3,307

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2011			2010
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
6.5% EUR Instruments, due 2011			—	EUR	650	$882
4.625% EUR Instruments, due 2013	EUR	700	$910	EUR	700	$946
2.5% USD Notes, due 2016	USD	600	$596			—
1.25% CHF Bonds, due 2016	CHF	500	$535			—
4.0% USD Notes, due 2021	USD	650	$640			—
2.25% CHF Bonds, due 2021	CHF	350	$378			—

Total outstanding bonds			$3,059			$1,828

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

        The 4.625% EUR Instruments, due 2013, pay interest annually in arrear at a fixed annual rate of 4.625 percent. The Company has the option to redeem the bonds early at any time from June 6, 2010, in accordance with the terms of the bonds. In the event of a change of control, a bondholder can require the Company to repurchase or redeem the bonds, in accordance with the terms of the bonds. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became a floating rate euro obligation and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 2.5% USD Notes, due 2016, and the 4.0% USD Notes, due 2021, pay interest semi-annually in arrear, at fixed annual rates of 2.5 percent and 4.0 percent, respectively. The Company may redeem these bonds prior to maturity, at the greater of i) 100 percent of the principal amount of the bonds to be redeemed and ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the bond terms, plus interest accrued at the redemption date.

        The 1.25% CHF Bonds, due 2016, and the 2.25% Bonds, due 2021, pay interest annually in arrear, at fixed annual rates of 1.25 percent and 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        In January 2012, the Company issued bonds with an aggregate principal of CHF 350 million, due 2018, that pay interest annually in arrear at a fixed rate of 1.5 percent per annum. The Company recorded net proceeds of CHF 346 million (equivalent to approximately $370 million on date of settlement).

        The Company's bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2011 and 2010, are lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.